Commitments and Contingencies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of commitments and contingencies [line items]
Fine imposed on sanction procedure initiated by triggered breach			$ 2,543,937
Monetary correction in a total amount of regulatory matters	R$ 4,358,000	$ 16,215,464
Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	9,573,491			$ 35,621,523
Provision for taxes [member] | Value Added Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	944,747			3,515,261
Provision for taxes [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,093,047			4,067,063
Provision for taxes [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,497,679			5,572,638
Provision for taxes [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Provision	394,774			1,468,894
Provision for taxes [member] | Tax Credit Related to Income Tax and Social Contribution Over Profits [Member]
Disclosure of commitments and contingencies [line items]
Provision	22,565			83,960
Provision for taxes [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Provision	1,094,825			4,073,679
Provision for taxes [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Provision	116			431
Provision for taxes [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Provision	12,343			45,926
Provision for taxes [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Provision	R$ 34,269			127,509
Agencia Nacional de telecomunicacoes [member]
Disclosure of commitments and contingencies [line items]
Inflation-related adjustments applicable to percentage of concessions price	60.00%	60.00%
Related matters [member] | Provision for taxes [member]
Disclosure of commitments and contingencies [line items]
Provision	R$ 5,142,909			19,135,992
Tax contingent liability [member] | Social Contribution [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	4,333,989			16,126,122
Tax contingent liability [member] | Social Integration Program [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	5,017,060			18,667,727
Tax contingent liability [member] | Allegedly Improper Exclusion [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	3,559,147			13,243,052
Tax contingent liability [member] | Tax Credit Related to Income Tax and Social Contribution Over Profits [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	2,115,128			7,870,074
Tax contingent liability [member] | Contribute To The Promotion Of Public Radio Broadcasting [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,230,359			4,577,981
Tax contingent liability [member] | Telecommunications Technology Development Fund [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,529,076			5,689,462
Tax contingent liability [member] | Services Tax [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	563,805			2,097,833
Tax contingent liability [member] | IRRF And Cide Taxes And Remittances To Foreign Operators [Member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	1,204,510			4,481,801
Tax contingent liability [member] | Related matters [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	35,594,051			132,440,125
Contingent liabilities [member] | TFI [member]
Disclosure of commitments and contingencies [line items]
Tax contingencies amount	5,902,393			21,961,918
Provision for Monetary correction in a total amount of regulatory matters [member]
Disclosure of commitments and contingencies [line items]
Provision	R$ 1,501,000			$ 5,584,995